Davis FUNDS

(part of Davis Variable Account Fund, Inc.)

March 31, 2022

Over 50 Years of Reliable Investing™

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (99.17%)
COMMUNICATION SERVICES – (13.48%)
Media & Entertainment – (12.84%)
Alphabet Inc., Class A *	3,250	$9,039,388
Alphabet Inc., Class C *	2,123	5,929,518
IAC/InterActiveCorp *	21,620	2,168,054
Liberty TripAdvisor Holdings, Inc., Series A *	6,088	12,480
Meta Platforms, Inc., Class A *	35,740	7,947,146
Vimeo, Inc. *	35,100	416,988
		25,513,574
Telecommunication Services – (0.64%)
Liberty Global plc, Series C *	49,290	1,277,104
	Total Communication Services	26,790,678
CONSUMER DISCRETIONARY – (9.99%)
Retailing – (9.99%)
Alibaba Group Holding Ltd., ADR (China)*	17,780	1,934,464
Amazon.com, Inc. *	3,226	10,516,599
Coupang, Inc., Class A (South Korea)*	88,672	1,567,721
JD.com, Inc., Class A, ADR (China)*	56,340	3,260,396
Naspers Ltd. - N (South Africa)	4,990	563,582
Prosus N.V., Class N (Netherlands)	34,034	1,835,379
Vroom, Inc. *	64,420	171,357
	Total Consumer Discretionary	19,849,498
CONSUMER STAPLES – (1.22%)
Food & Staples Retailing – (0.01%)
Missfresh Ltd., Class B, ADS (China)*	15,000	13,563
Food, Beverage & Tobacco – (1.21%)
Darling Ingredients Inc. *	30,090	2,418,634
	Total Consumer Staples	2,432,197
FINANCIALS – (48.19%)
Banks – (20.88%)
Danske Bank A/S (Denmark)	180,500	3,002,632
DBS Group Holdings Ltd. (Singapore)	273,277	7,160,459
JPMorgan Chase & Co.	52,118	7,104,726
U.S. Bancorp	149,850	7,964,528
Wells Fargo & Co.	335,474	16,257,070
		41,489,415
Diversified Financials – (20.83%)
Capital Markets – (3.82%)
Bank of New York Mellon Corp.	152,760	7,581,479
Consumer Finance – (8.49%)
American Express Co.	12,579	2,352,273
Capital One Financial Corp.	110,640	14,525,925
		16,878,198
Diversified Financial Services – (8.52%)
Berkshire Hathaway Inc., Class A *	32	16,925,472
		41,385,149
Insurance – (6.48%)
Life & Health Insurance – (3.54%)
AIA Group Ltd. (Hong Kong)	414,800	4,331,291

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2022 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Life & Health Insurance – (Continued)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	386,500	$2,702,046
		7,033,337
Property & Casualty Insurance – (2.94%)
Chubb Ltd.	15,950	3,411,705
Loews Corp.	21,070	1,365,757
Markel Corp. *	720	1,062,173
		5,839,635
		12,872,972
	Total Financials	95,747,536
HEALTH CARE – (7.63%)
Health Care Equipment & Services – (4.93%)
Cigna Corp.	30,177	7,230,711
Quest Diagnostics Inc.	18,710	2,560,651
		9,791,362
Pharmaceuticals, Biotechnology & Life Sciences – (2.70%)
Viatris Inc.	492,930	5,363,078
	Total Health Care	15,154,440
INDUSTRIALS – (0.76%)
Capital Goods – (0.03%)
Orascom Construction PLC (United Arab Emirates)	13,155	55,257
Transportation – (0.73%)
DiDi Global Inc., Class A, ADS (China)*	579,306	1,448,265
	Total Industrials	1,503,522
INFORMATION TECHNOLOGY – (16.53%)
Semiconductors & Semiconductor Equipment – (15.02%)
Applied Materials, Inc.	109,500	14,432,100
Intel Corp.	162,330	8,045,075
Texas Instruments Inc.	40,180	7,372,226
		29,849,401
Software & Services – (1.51%)
Microsoft Corp.	9,730	2,999,856
	Total Information Technology	32,849,257
MATERIALS – (1.37%)
Teck Resources Ltd., Class B (Canada)	67,220	2,715,016
	Total Materials	2,715,016
TOTAL COMMON STOCK – (Identified cost $109,390,609)		197,042,144
SHORT-TERM INVESTMENTS – (0.35%)
StoneX Financial Inc. Joint Repurchase Agreement, 0.30%, 04/01/22, dated 03/31/22, repurchase value of $191,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 10/06/22-03/15/57, total market value $194,820)	$191,000	191,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2022 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Truist Securities, Inc. Joint Repurchase Agreement, 0.29%, 04/01/22, dated 03/31/22, repurchase value of $516,004 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 03/01/52, total market value $526,320)	$516,000	$516,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $707,000)	707,000
		Total Investments – (99.52%) – (Identified cost $110,097,609)	197,749,144
		Other Assets Less Liabilities – (0.48%)	947,956
		Net Assets – (100.00%)	$198,697,100

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (99.58%)
CONSUMER DISCRETIONARY – (1.83%)
Retailing – (1.83%)
Prosus N.V., Class N (Netherlands)	22,980	$1,239,261
	Total Consumer Discretionary	1,239,261
FINANCIALS – (97.75%)
Banks – (42.91%)
Banks – (40.40%)
Bank of America Corp.	87,450	3,604,689
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	51,080	1,832,750
Danske Bank A/S (Denmark)	112,270	1,867,620
DBS Group Holdings Ltd. (Singapore)	119,137	3,121,652
DNB Bank ASA (Norway)	72,470	1,638,470
JPMorgan Chase & Co.	28,600	3,898,752
Metro Bank PLC (United Kingdom)*	139,120	162,939
PNC Financial Services Group, Inc.	17,710	3,266,610
U.S. Bancorp	69,170	3,676,385
Wells Fargo & Co.	88,370	4,282,410
		27,352,277
Thrifts & Mortgage Finance – (2.51%)
Rocket Companies, Inc., Class A	153,080	1,702,250
		29,054,527
Diversified Financials – (32.22%)
Capital Markets – (12.77%)
Bank of New York Mellon Corp.	64,470	3,199,646
Charles Schwab Corp.	29,020	2,446,676
Julius Baer Group Ltd. (Switzerland)	51,739	2,995,403
		8,641,725
Consumer Finance – (12.42%)
American Express Co.	15,450	2,889,150
Capital One Financial Corp.	42,060	5,522,057
		8,411,207
Diversified Financial Services – (7.03%)
Berkshire Hathaway Inc., Class A *	9	4,760,289
		21,813,221
Insurance – (22.62%)
Life & Health Insurance – (1.24%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	120,000	838,928
Property & Casualty Insurance – (15.95%)
Chubb Ltd.	19,086	4,082,495
Loews Corp.	42,700	2,767,814
Markel Corp. *	2,675	3,946,267
		10,796,576
Reinsurance – (5.43%)
Alleghany Corp. *	3,220	2,727,340
Everest Re Group, Ltd.	2,100	632,898

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	45,000	$318,150
			3,678,388
			15,313,892
		Total Financials	66,181,640
	TOTAL COMMON STOCK – (Identified cost $38,311,934)		67,420,901
SHORT-TERM INVESTMENTS – (0.47%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.30%, 04/01/22, dated 03/31/22, repurchase value of $86,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 10/06/22-03/15/57, total market value $87,720)	$86,000	86,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.29%, 04/01/22, dated 03/31/22, repurchase value of $232,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-2.50%, 02/01/47-03/01/52, total market value $236,640)	232,000	232,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $318,000)		318,000
	Total Investments – (100.05%) – (Identified cost $38,629,934)		67,738,901
	Liabilities Less Other Assets – (0.05%)		(33,540)
	Net Assets – (100.00%)		$67,705,361

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (98.40%)
COMMUNICATION SERVICES – (0.52%)
Telecommunication Services – (0.52%)
Integrated Telecommunication Services – (0.52%)
Radius Global Infrastructure, Inc., Class A *	5,720	$81,682
Total Communication Services		81,682
REAL ESTATE – (97.88%)
Equity Real Estate Investment Trusts (REITs) – (97.88%)
Diversified REITs – (0.87%)
STORE Capital Corp.	4,700	137,381
Health Care REITs – (10.27%)
Healthcare Trust of America, Inc.	7,700	241,318
Healthpeak Properties, Inc.	8,700	298,671
Ventas, Inc.	6,510	402,058
Welltower Inc.	7,060	678,748
		1,620,795
Hotel & Resort REITs – (3.79%)
Host Hotels & Resorts Inc.	13,860	269,300
Sunstone Hotel Investors, Inc. *	27,980	329,604
		598,904
Industrial REITs – (14.22%)
Americold Realty Trust	2,520	70,258
Innovative Industrial Properties, Inc.	790	162,266
Prologis, Inc.	6,293	1,016,194
Rexford Industrial Realty, Inc.	7,270	542,269
Terreno Realty Corp.	6,130	453,926
		2,244,913
Office REITs – (13.64%)
Alexandria Real Estate Equities, Inc.	2,650	533,312
Boston Properties, Inc.	2,140	275,632
Cousins Properties, Inc.	10,895	438,960
Douglas Emmett, Inc.	8,200	274,044
Highwoods Properties, Inc.	4,860	222,296
Hudson Pacific Properties, Inc.	5,720	158,730
SL Green Realty Corp.	1,372	111,379
Vornado Realty Trust	3,040	137,773
		2,152,126
Residential REITs – (20.26%)
American Campus Communities, Inc.	10,840	606,715
American Homes 4 Rent, Class A	7,300	292,219
AvalonBay Communities, Inc.	2,250	558,832
Camden Property Trust	2,020	335,724
Equity Residential	5,540	498,157
Essex Property Trust, Inc.	1,470	507,856
Sun Communities, Inc.	890	156,008
UDR, Inc.	4,230	242,675
		3,198,186
Retail REITs – (12.53%)
Acadia Realty Trust	5,787	125,404
Brixmor Property Group, Inc.	22,100	570,401
Federal Realty Investment Trust	2,650	323,485

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Retail REITs – (Continued)
	NetSTREIT Corp.	7,190	$161,344
	Retail Opportunity Investments Corp.	14,195	275,241
	Simon Property Group, Inc.	3,960	520,978
			1,976,853
	Specialized REITs – (22.30%)
	American Tower Corp.	2,190	550,172
	CatchMark Timber Trust Inc., Class A	17,120	140,384
	Crown Castle International Corp.	2,350	433,810
	CubeSmart	3,080	160,252
	Digital Realty Trust, Inc.	3,130	443,834
	Equinix, Inc.	768	569,564
	Extra Space Storage Inc.	1,410	289,896
	Life Storage, Inc.	1,130	158,686
	Public Storage	1,670	651,768
	VICI Properties Inc.	4,280	121,809
			3,520,175
		Total Real Estate	15,449,333
	TOTAL COMMON STOCK – (Identified cost $10,559,474)		15,531,015
SHORT-TERM INVESTMENTS – (1.54%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.30%, 04/01/22, dated 03/31/22, repurchase value of $66,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 10/06/22-03/15/57, total market value $67,320)	$66,000	66,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.29%, 04/01/22, dated 03/31/22, repurchase value of $177,001 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-3.50%, 03/21/29-03/01/52, total market value $180,540)	177,000	177,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $243,000)		243,000
	Total Investments – (99.94%) – (Identified cost $10,802,474)		15,774,015
	Other Assets Less Liabilities – (0.06%)		9,044
	Net Assets – (100.00%)		$15,783,059

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2022 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2022 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$26,790,678	$–	$81,682
Consumer Discretionary	17,450,537	–	–
Consumer Staples	2,432,197	–	–
Financials	78,551,108	55,556,628	–
Health Care	15,154,440	–	–
Industrials	1,448,265	–	–
Information Technology	32,849,257	–	–
Materials	2,715,016	–	–
Real Estate	–	–	15,449,333
Total Level 1	177,391,498	55,556,628	15,531,015
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	2,398,961	1,239,261	–
Financials	17,196,428	10,625,012	–
Industrials	55,257	–	–
Short-Term Investments	707,000	318,000	243,000
Total Level 2	20,357,646	12,182,273	243,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$197,749,144	$67,738,901	$15,774,015

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Federal Income Taxes

At March 31, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Cost	$111,585,664	$38,662,210	$10,959,757
Unrealized appreciation	100,742,951	31,561,096	5,050,724
Unrealized depreciation	(14,579,471)	(2,484,405)	(236,466)
Net unrealized appreciation	$86,163,480	$29,076,691	$4,814,258